Other Long-Term Assets - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 08, 2012	Jun. 30, 2025	Dec. 31, 2022	Jun. 22, 2022
Statement [Line Items]
Term of contract	40 years
Upfront cash consideration paid	$ 455,000	$ 46,352
Refundable Deposit				$ 78,000
Interest rate			8.00%
Long Term Receivables Maturity Date	Aug. 08, 2052